Personnel Expenses	12 Months Ended
Dec. 31, 2020
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Personnel Expenses
19.	Personnel Expenses
Details of personnel expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Salaries and wages	~~W~~	2,720,014	2,553,485	2,326,792
Other employee benefits		500,169	473,916	444,090
Contributions to National Pension plan		75,668	73,148	67,241
Expenses related to defined benefit plans and defined contribution plans(*)		180,737	163,757	161,285

	~~W~~	3,476,588	3,264,306	2,999,408

(*)	Expenses recognized in relation to employee defined contribution plan for the years ended December 31, 2018, 2019 and 2020 amount to ~~W~~ 857 million, ~~W~~ 760 million and ~~W~~ 616 million, respectively.